Hedging Instruments - Summary of the Impact of Hedging Instruments on Consolidated Statements of Financial Position (Details) - Forward Foreign Currency Contracts € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Notional amount | €			€ 970,000		€ 470,000		€ 235,000
Carrying amount						$ 9,315
Carrying amount				$ 24,802
Changes in fair value (gain/(loss)) used for calculating hedge ineffectiveness	$ (53,886)	$ 10,668
Other Non Current Liabilities
Disclosure of detailed information about hedging instruments [line items]
Carrying amount				$ 14,995